Share-Based Compensation - Schedule of Share-Based Compensation Expenses Related to Restricted Shares (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	¥ 229,795	$ 32,525	¥ 514,664	¥ 515,203
Restricted Shares [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	0		1,026	1,566	$ 222	¥ 3,520	¥ 7,039
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	132,724	18,786	308	470
Research and Development Expense [Member] | Restricted Shares [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares			308	470	67	1,056	2,112
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	¥ 97,071	$ 13,739	514,356	514,733
General and Administrative Expense [Member] | Restricted Shares [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares			¥ 718	¥ 1,096	$ 155	¥ 2,464	¥ 4,927